Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables That Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Number Of Contracts	13
Recorded Investment	$ 1,353
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	13
Recorded Investment	1,353
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment